RELATED PARTY BALANCES AND TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Receipt of CRO and CMC services - recognized in research and development expenses		¥ 810,646	$ 114,177	¥ 904,901	¥ 1,212,958
Subsidy income		27,644	3,893	(221,563)	88,026
Provision of FTE and other services - recognized in other income		(38,109)	(5,368)	(126,587)	83,162
Provision of FTE and other services - recognized in other income		8,569		2,821	2,395
I-Mab Hangzhou
Related Party Transaction [Line Items]
Receipt of CRO and CMC services - recognized in research and development expenses		96,359	13,572	84,673	2,465
Subsidy income				18,583
Expenses paid on behalf of an affiliate					17,649
Proceeds from Contributions from Affiliates	$ 30,000				281
Amounts received related to the sublicense agreement					19,102
Provision of FTE and other services - recognized in other income					11,691
Amounts received on behalf of an affiliate	$ 30,000				281
Amounts paid by an affiliate on behalf of the group		¥ 69	$ 10	¥ 837	25,448
Jiangsu Taslydiyi Pharmaceutical Co., Ltd.
Related Party Transaction [Line Items]
Receipt of CRO and CMC services - recognized in research and development expenses					¥ 2,697